Consolidated Statements of Changes in Shareholders' Deficit ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary share CNY (¥) shares	Treasury stock CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)
Beginning balance at Dec. 31, 2018	¥ (955,104)		¥ 6	¥ (1)	¥ 0	¥ 59,380	¥ (1,014,489)
Beginning balance, shares at Dec. 31, 2018 | shares			8,363,719
Foreign currency translation adjustments	66,254
Net loss	(1,103,380)						(1,103,380)
Share-based compensation	366,885				366,885
Ending balance at Sep. 30, 2019	(1,625,345)		¥ 6	(1)	366,885	125,634	(2,117,869)
Ending balance, shares at Sep. 30, 2019 | shares			8,363,719
Beginning balance at Dec. 31, 2018	(955,104)		¥ 6	¥ (1)	0	59,380	(1,014,489)
Beginning balance, shares at Dec. 31, 2018 | shares			8,363,719
Ending balance at Dec. 31, 2019	(2,034,695)		¥ 6		389,379	70,127	(2,494,207)
Ending balance, shares at Dec. 31, 2019 | shares			8,363,719
Foreign currency translation adjustments	15,530	$ 2,288				15,530
Net loss	(570,635)	(84,045)					(570,635)
Share-based compensation	301,525				301,525
Exercise of stock options	791		¥ 1		790
Exercise of stock options, shares | shares			115,888
Capital contribution from stock option surrender (Note 15 (h))	91,051				91,051
Conversion of preferred shares to ordinary shares upon the completion of initial public offering ("IPO")	3,104,177		¥ 69		3,104,108
Conversion of preferred shares to ordinary shares upon the completion of initial public offering ("IPO"), shares | shares			99,760,129
Issuance of ordinary shares to Everest	254,848		¥ 4		254,844
Issuance of ordinary shares to Everest, shares | shares			6,078,571
Issuance of ordinary shares upon IPO and over-allotment, net of issuance cost	697,878		¥ 13		697,865
Issuance of ordinary shares upon IPO and over-allotment, net of issuance cost, shares | shares			18,804,225
Issuance of ordinary shares upon private placement, net of issuance cost	1,809,291		¥ 13		1,809,278
Issuance of ordinary shares upon private placement, net of issuance cost, shares | shares			20,421,378
Issuance of warrants	71,874		¥ 0		71,874
Ending balance at Sep. 30, 2020	¥ 3,741,635	$ 551,083	¥ 106		¥ 6,720,714	¥ 85,657	¥ (3,064,842)
Ending balance, shares at Sep. 30, 2020 | shares			153,543,910